Debt Agreements (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Apr. 30, 2021	Mar. 31, 2021	Feb. 18, 2021
Assets Sold under Agreements to Repurchase [Line Items]
Equity		$ 192,894,000		$ 193,244,000
Outstanding balance				$ 0
Interest expense	$ 554,000	$ 1,207,561
Subsequent Event
Assets Sold under Agreements to Repurchase [Line Items]
Outstanding balance			$ 23,172,000
Mortgages and Related Assets
Assets Sold under Agreements to Repurchase [Line Items]
Percentage of loan guaranteed					25.00%
Debt Instrument, Loan Percentage Guaranteed In Event Of Certain Bad Acts					100.00%
Mortgages and Related Assets | Subsequent Event
Assets Sold under Agreements to Repurchase [Line Items]
Percentage of loan guaranteed					25.00%
Debt Instrument, Loan Percentage Guaranteed In Event Of Certain Bad Acts					100.00%
UBS AG | Mortgages and Related Assets
Assets Sold under Agreements to Repurchase [Line Items]
Non-refundable upfront fee, percent of tranche					0.50%
Percentage of purchased asset, initial purchase price					75.00%
Minimum percentage of margin to advance					75.00%